PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

29.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2016	2017
Prepaid pension benefit cost
The Company – funded		197	—
MD Media		1	—
Infomedia		1	—
Total		199	—
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	—	1,540
Additional pension benefit obligation	29a.i.a.ii	—	1,076
The Company - unfunded	29a.i.b	2,507	2,384
Telkomsel	29a.ii	1,193	1,839
Patrakom		0	0
MD Media		—	0
Infomedia		—	0
Sub-total pension benefit		3,700	6,839
Net periodic post-employment health care benefit	29b	1,592	2,419
Other post-employment benefit	29c	502	510
Obligation under the Labor Law	29d	332	427
Total		6,126	10,195

The details of net benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2015	2016	2017
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	12	608	557
Additional pension benefit obligation	29a.i.a.ii	—	—	657
The Company - unfunded	29a.i.b	251	279	239
Telkomsel	29a.ii	179	181	247
MD Media		1	0	0
Infomedia		0	0	0
Patrakom		—	0	0
Total pension benefit cost	25	443	1,068	1,700
Net periodic post-employment health care benefit cost	25,29b	216	163	276
Other post-employment benefit cost	25,29c	47	48	42
Obligation under the Labor Law	25,29d	53	82	62
Total		759	1,361	2,080

The amounts recognized in OCI are as follows:

	Notes	2015	2016	2017
Defined benefit plan actuarial gain (losses)
Pension
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	186	(492)	(1,154)
Additional pension benefit obligation	29a.i.a.ii	—	—	(419)
The Company - unfunded	29a.i.b	(187)	(119)	(100)
Telkomsel	29a.ii	(172)	(292)	(530)
Infomedia		0	0	(1)
Patrakom		—	0	0
MD Media		1	(1)	(2)
Post-employment health care benefit cost	29b	540	(1,309)	(551)
Other post-employment benefit	29c	(11)	(20)	(40)
Obligation under the Labor Law	29d	(48)	(33)	(72)
Sub-total		309	(2,266)	(2,869)
Deferred tax effect at the applicable tax rates	28i	59	208	494
Defined benefit plan actuarial gain (losses) - net of tax		368	(2,058)	(2,375)

a.    Pension benefit cost

i.    The Company

a.    Funded pension plan

i.     Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company did not make contributions to the pension fund for the years ended December 31, 2015, 2016 and 2017.

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan and net amount recognized in the consolidated statements of financial position as of December 31, 2016 and 2017, under the defined benefit pension plan:

	2016	2017
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	16,505	18,849
Charged to profit or loss:
Service costs	363	366
Past service cost - plan amendments	245	94
Interest costs	1,444	1,454
Pension plan participants’ contributions	44	41
Actuarial losses recognized in OCI	1,680	2,862
Pension benefits paid	(1,432)	(1,312)
Projected pension benefit obligations at end of year	18,849	22,354
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	17,834	19,046
Interest income	1,458	1,388
Return on plan assets (excluding amount included in net interest expense)	1,188	1,708
Pension plan participants’ contributions	44	41
Pension benefits paid	(1,432)	(1,312)
Plan administration cost	(46)	(57)
Fair value of pension plan assets at end of year	19,046	20,814
Funded status	197	(1,540)
Effect of asset ceiling	—	—
(Projected pension benefit obligation) prepaid pension benefit cost at end of year	197	(1,540)

As of December 31, 2016 and 2017, plan assets consist of:

	2016		2017
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,064	—	1,481	—
Equity instruments:
Finance	1,039	—	1,463	—
Consumer goods	1,206	—	1,411	—
Infrastructure, utilities and transportation	536	—	656	—
Construction, property and real estate	577	—	363	—
Basic industry and chemical	130	—	115	—
Trading, service and investment	216	—	388	—
Mining	62	—	92	—
Agriculture	71	—	46	—
Miscellaneous industries	361	—	377	—
Equity-based mutual fund	1,296	—	1,233	—
Fixed income instruments:
Corporate bonds	—	3,817	—	5,428
Government bonds	7,978	—	6,968	—
Mutual funds	30	—	54	—
Non-public equity:
Direct placement	—	174	—	237
Property	—	188	—	188
Others	—	301	—	314
Total	14,566	4,480	14,647	6,167

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp395 billion and Rp469 billion, representing 2.07% and 2.25% of total plan assets as of December 31, 2016 and 2017, respectively, and bonds issued by the Company with fair value totalling Rp311 billion and Rp340 billion, representing 1.63% and 1.64% of total plan assets as of December 31, 2016 and 2017, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp2,600 billion and Rp3,039 billion for the years ended December 31, 2016 and 2017, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2017, Dapen’s FSR is above 105%. Therefore, the Company did not make contributions to the defined benefit pension plan in 2017.

Based on the Company’s policy issued on June 24, 2016 regarding Pension Regulation by Dapen, widow/widower or the children of participants who enrolled before April 20, 1992, will receive the increment of monthly pension benefits from 60% to 75% of pension benefits received by the pensioners with effective date since January 1, 2016. In addition, the Company provided other benefits to enhance the pensioners’ welfare which were provided only in 2016. Such other benefits consist of Rp6 million to monthly pension beneficiaries who retired before end of June 2002 and other benefit of Rp3 million to monthly pension beneficiaries who retired starting from the end of June 2002 until the end of May 2016.

Based on the company's policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company provided other benefits amounted to Rp4.5 million to monthly pension beneficiaries who retired before end of June 2002 and Rp2.25 million to monthly pension beneficiaries who retired starting from the end of June 2002 until the end of April 2017.

The movement of the projected pension benefit obligations for the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
Prepaid pension benefit cost at beginning of year	1,329	197
Net periodic pension benefit cost	(640)	(583)
Actuarial losses recognized in OCI	(1,680)	(2,862)
Return on plan assets (excluding amount included in net interest expense)	1,188	1,708
(Projected pension benefit obligation) prepaid pension benefit cost at end of year	197	(1,540)

The components of net periodic pension benefit cost for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
Service costs	218	363	366
Past service cost - plan amendments	(55)	245	94
Plan administration cost	71	46	57
Net interest cost	(131)	(14)	66
Settlement	(76)	—	—
Net periodic pension benefit cost	27	640	583
Amount charged to subsidiaries under contractual agreements	(15)	(32)	(26)
Net periodic pension benefit cost less cost charged to subsidiaries	12	608	557

Amounts recognized in OCI are as follows:

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(991)	70	163
Changes in demographic assumptions	137	140	—
Changes in financial assumptions	(812)	1,470	2,699
Effect of asset ceiling	(357)	—	—
Return on plan assets (excluding amount included in net interest expense)	1,837	(1,188)	(1,708)
Net	(186)	492	1,154

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2015, 2016 and 2017, with reports dated February 25, 2016, February 22, 2017 and February 27, 2018, respectively, by PT Towers Watson Purbajaga (“TWP”), an independent actuary in association with Willis Towers Watson (“WTW”) (formerly Towers Watson). The principal actuarial assumptions used by the independent actuary as of December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
Discount rate	9.00%	8.00%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

ii.Additional pension benefit obligation

Based on the Company’s policy issued on June 7, 2017 regarding Pension Regulation by  Dapen, the Company established additional benefit fund at maximum 10% of surplus of defined benefit plan, when FSR is above 105% and rate of return on investment is above actuarial discount rate of pension fund.

The additional pension benefit obligation for the year ended December 31, 2017 is as follows:

2017
Additional pension benefit obligations at beginning of year	—
Charged to profit or loss:
Service cost	—
Past service cost	657
Interest cost	—
Actuarial loss recognized in OCI	419
Additional pension benefit obligation at end of year	1,076

The components of additional pension benefit cost for the year ended December 31, 2017 is as follows:

2017
Service cost	—
Past service cost	657
Plan administration cost	—
Interest cost	—
Pension benefit cost	657

Amounts recognized in OCI is as follow:

2017
Actuarial losses recognized during the year due to:
Experience adjustment	—
Changes in demographic assumption	—
Changes in financial assumption	419
Total	419

The actuarial valuation for the additional pension benefit plan was performed based on the measurement date as of December 31, 2017, with report dated February 27, 2018, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary for the year ended December 31, 2017 is as follows:

2017
Rate of return on investment	9.50% - 10.25%
Discount rate	6.75%
Actuarial discount rate of pension fund	9.25% - 9.50%
Rate of compensation increases	8.00%
Indonesian mortality table	2011

b.    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees.

The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp9 billion and Rp10 billion for the years ended December 31, 2016 and 2017, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since 2012, the Company has issued a new requirement for MPP effective for employees retiring since April 1, 2012, whereby the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The following table presents the changes in the unfunded projected pension benefit obligations for MPS and MPP for the years ended December 31, 2016 and 2017:

	2016	2017
Unfunded projected pension benefit obligations at beginning of year	2,500	2,507
Charged to profit or loss:
Service costs	64	51
Net interest costs	215	188
Actuarial losses recognized in OCI	119	100
Benefits paid by employer	(391)	(462)
Unfunded projected pension benefit obligations at end of year	2,507	2,384

The components of total periodic pension benefit cost for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
Service costs	60	64	51
Net interest costs	191	215	188
Total periodic pension benefit cost	251	279	239

Amounts recognized in OCI are as follow:

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(30)	(9)	19
Changes in demographic assumptions	50	30	—
Changes in financial assumptions	167	98	81
Net	187	119	100

The actuarial valuation for the defined benefit pension plan was performed, based on the measurement date as of December 31, 2015, 2016 and 2017, with reports dated February 25, 2016, February 22, 2017 and February 27, 2018, respectively, by TWP, an independent actuary in association with WTW.

The principal actuarial assumptions used by the independent actuary for the years ended December 31, 2015, 2016 and 2017 are as follow:

	2015	2016	2017
Discount rate	9.00%	7.75% - 8.00%	6.00% - 6.75%
Rate of compensation increases	varies	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2011	2011

ii.    Telkomsel

Telkomsel sponsors a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits based on their latest basic salary or take-home pay and the number of years of their service. PT Asuransi Jiwasraya (“Jiwasraya”), a state-owned life insurance company, manages the plan under an annuity insurance contract. Until 2004, the employees contributed 5% of their monthly salaries to the plan and Telkomsel contributed any remaining amount required to fund the plan. Starting 2005, the entire contributions have been fully made by Telkomsel.

Telkomsel’s contributions to Jiwasraya amounted to Rp83 billion and Rp131 billion for the years ended December 31, 2016 and 2017, respectively.

The following table presents the changes in projected pension benefit obligation, changes in pension benefit plan assets, funded status of the pension plan and net amount recognized in the consolidated statement of financial position for the years ended December 31, 2016 and 2017, under Telkomsel’s defined benefit pension plan:

	2016	2017
Changes in projected pension benefit obligation
Projected pension benefit obligation at beginning of year	1,415	2,034
Charged to profit or loss:
Service costs	107	149
Net interest costs	130	167
Actuarial losses recognized in OCI	392	584
Benefits paid	(10)	(6)
Projected pension benefit obligation at end of year	2,034	2,928
Changes in pension benefit plan assets
Fair value of plan assets at beginning of year	612	841
Interest income	56	69
Return on plan assets (excluding amount included in net interest expense)	100	54
Employer’s contributions	83	131
Benefits paid	(10)	(6)
Fair value of plan assets at end of year	841	1,089
Funded status	(1,193)	(1,839)
Pension benefit obligation at end of year	1,193	1,839

Movements of the pension benefit obligation during the years ended December 31, 2016 and 2017:

	2016	2017
Pension benefit obligation at beginning of year	803	1,193
Periodic pension benefit cost	181	247
Actuarial losses recognized in OCI	392	584
Return on plan assets (excluding amount included in net interest expense)	(100)	(54)
Employer’s contributions	(83)	(131)
Pension benefit obligation at end of year	1,193	1,839

The components of the periodic pension benefit cost for the years ended December 31, 2015, 2016 and 2017 are as follow:

	2015	2016	2017
Service costs	101	107	149
Net interest costs	78	74	98
Total	179	181	247

Amounts recognized in OCI are as follow:

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(20)	32	(77)
Changes in financial assumptions	(44)	360	661
Return on plan assets (excluding amount included in net interest expense)	236	(100)	(54)
Net	172	292	530

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2015, 2016 and 2017, with reports dated February 12, 2016, February 7, 2017 and February 8, 2018 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2015, 2016 and 2017, are as follows:

	2015	2016	2017
Discount rate	9.25%	8.25%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all of its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contribution to the plan for the years ended December 31, 2016 and 2017.

The following table presents the changes in projected post-employment health care benefit obligation, changes in post-employment health care benefit plan assets, funded status of the post-employment health care benefit plan and net amount recognized in the Company’s consolidated statement of financial position as of December 31, 2016 and 2017:

	2016	2017
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	10,942	13,357
Charged to profit or loss:
Service costs	9	—
Interest costs	994	1,115
Actuarial losses recognized in OCI	1,828	1,460
Post-employment health care benefits paid	(416)	(484)
Projected post-employment health care benefit obligation at end of year	13,357	15,448
Changes in post-employment health care plan assets
Fair value of plan assets at beginning of year	10,824	11,765
Interest income	982	979
Return on plan assets (excluding amount included in net interest expense)	519	909
Post-employment health care benefits paid	(416)	(484)
Plan administration costs	(144)	(140)
Fair value of plan assets at end of year	11,765	13,029
Funded status	(1,592)	(2,419)
Projected post-employment health care benefit obligation – net	1,592	2,419

As of December 31, 2016 and 2017, plan assets consist of:

	2016		2017
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	894	—	1,354	—
Equity instruments:
Manufacturing and consumer	754	—	835	—
Finance industries	540	—	840	—
Construction	351	—	254	—
Infrastructure and telecommunication	245	—	350	—
Wholesale	101	—	137	—
Mining	27	—	65	—
Other Industries:
Services	17	—	38	—
Agriculture	44	—	35	—
Biotechnology and Pharma Industry	6	—	68	—
Others	2	—	1	—
Equity-based mutual funds	1,311	—	1,113	—
Fixed income instruments:
Fixed income mutual funds	7,241	—	7,642	—
Unlisted shares:
Private placement	—	232	—	297
Total	11,533	232	12,732	297

Yakes plan assets also include Series B shares issued by the Company with fair value totalling Rp217 billion and Rp265 billion, representing 1.84% and 2.04% of total plan assets as of December 31, 2016 and 2017, respectively.

The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp1,357 billion and Rp1,748 billion for the years ended December 31, 2016 and 2017, respectively.

The movements of the projected post-employment health care benefit obligation for the years ended December 31, 2016 and 2017 are as follow:

	2016	2017
Projected post-employment health care benefit obligation at beginning of year	118	1,592
Net periodic post-employment health care benefit costs	165	276
Actuarial losses recognized in OCI	1,828	1,460
Return on plan assets (excluding amount included in net interest expense)	(519)	(909)
Projected post-employment health care benefit obligation at end of year	1,592	2,419

The components of net periodic post-employment health care benefit cost for the years ended December 31, 2015, 2016, and 2017 are as follow:

	2015	2016	2017
Service costs	49	9	—
Plan administration costs	131	144	140
Net interest costs	37	12	136
Periodic post-employment health care benefit cost	217	165	276
Amounts charged to subsidiaries under contractual agreements	(1)	(2)	—
Net periodic post-employment health care benefit cost less cost charged to subsidiaries	216	163	276

Amounts recognized in OCI are as follow:

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(53)	26	(1,198)
Changes in demographic assumptions	92	66	—
Changes in financial assumptions	(1,226)	1,736	2,658
Return on plan assets (excluding amount included in net interest expense)	647	(519)	(909)
Net	(540)	1,309	551

The actuarial valuation for the post-employment health care benefits plan was performed based on the measurement date as of December 31, 2015, 2016 and 2017, with reports dated February 25, 2016, February 22, 2017 and February 27, 2018, respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2015, 2016 and 2017 are as follow:

	2015	2016	2017
Discount rate	9.25%	8.50%	7.25%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2016	2017	2018
Indonesian mortality table	2011	2011	2011

c.    Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP”).

The movements of the unfunded projected other post-employment benefit obligations for the years ended December 31, 2016 and 2017 are as follow:

	2016	2017
Projected other post-employment benefit obligations at beginning of year	497	502
Charged to profit or loss:
Service costs	7	6
Net interest costs	41	36
Actuarial losses recognized in OCI	20	40
Benefits paid by employer	(63)	(74)
Projected other post-employment benefit obligations at the end of year	502	510

The components of the projected other post-employment benefit cost for the years ended December 31, 2015, 2016 and 2017 are as follow:

	2015	2016	2017
Service costs	8	7	6
Net interest costs	39	41	36
Total	47	48	42

Amounts recognized in OCI are as follow:

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	20	2	10
Changes in demographic assumptions	(0)	0	—
Changes in financial assumptions	(9)	18	30
Net	11	20	40

The actuarial valuation for the other post-employment benefits plan was performed based on measurement date as of December 31, 2015, 2016 and 2017, with reports dated February 25, 2016, February 22, 2017 and February 27, 2018 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2015, 2016 and 2017, are as follow:

	2015	2016	2017
Discount rate	9.00%	7.75%	5.75%
Indonesian mortality table	2011	2011	2011

d.   Obligation under the Labor Law

Under Law No. 13 Year 2003, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2016 and 2017 amounted to Rp332 billion and Rp427 billion, respectively. The related employee benefits cost charged to expense amounted to Rp53 billion, Rp82 billion and Rp62 billion for the years ended December 31, 2015, 2016 and 2017, respectively (Note 25). The actuarial losses recognized in OCI amounted to Rp48 billion, Rp33 billion and Rp72 billion for the years ended December 31, 2015, 2016 and 2017, respectively.

e.    Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2017 are as follow:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
Within next 10 years	17,864	602	2,614	2,450	6,579	539
Within 10-20 years	21,667	937	261	7,997	9,995	124
Within 20-30 years	18,911	628	42	6,763	9,692	45
Within 30-40 years	12,971	72	10	1,509	3,710	2
Within 40-50 years	2,917	22	—	—	343	—
Within 50-60 years	182	17	—	—	440	—
Within 60-70 years	6	—	—	—	7	—
Within 70-80 years	0	—	—	—	—	—
Weighted average duration of DBO		9.52 years	4.4 years	11.77 years	17.64 years	3.62 years

f.    Sensitivity Analysis

1% change in discount rate and rate of compensation would have effect on DBO, as follows:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
Sensitivity	Increase (decrease) in amounts		Increase (decrease) in amounts
Funded
Defined pension benefit obligation	(2,028)	2,409	397	(413)
Additional pension benefit obligation	(72)	83	N/A	N/A
Unfunded	(60)	64	63	(63)
Telkomsel	(290)	331	170	(159)
Post-employment health care benefits	(2,197)	2,965	1,356	(1,150)
Other post-employment benefits	(17)	18	—	—

The sensitivity analysis has been determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.